Income tax expense	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income tax expense
9.	Income tax expense

Income tax expense arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions, based on existing legislation, interpretations and practices in respect thereof.

The statutory tax rates for the years ended December 31, 2015, 2016 and 2017 for ChipMOS Taiwan and ChipMOS Shanghai were 17% and 25%, respectively. The statutory tax rate for the year ended December 31, 2015 for ThaiLin was 17%.

a)	The major components of income tax expense for the years ended December 31, 2015, 2016 and 2017 are:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the period	720,461	331,144	125,376	4,230
Income tax (benefit) on unappropriated retained earnings	198,157	(174,930)	246,684	8,322
Prior year income tax (over) under estimation	(1,732)	4,527	67,885	2,290

Total current income tax	916,886	160,741	439,945	14,842

Deferred income tax:
Relating to origination and reversal of temporary differences	18,969	16,379	110,542	3,730

Total deferred income tax	18,969	16,379	110,542	3,730

Income tax expense reported in the consolidated statements of comprehensive income	935,855	177,120	550,487	18,572

Unappropriated retained earnings decreased by NT$5,052,343 thousand due to the capital reorganization, and accordingly the Company did not recognize an additional 10% tax on respective unappropriated retained earnings for the year 2015. Information about the capital reorganization for the year ended December 31, 2016 is provided in Note 29.

Deferred tax charged to other comprehensive income:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Remeasurement of defined benefit obligations	(7,099)	(7,375)	8,642	292

b)	Reconciliation of income tax expense and the accounting profit before income tax:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit before tax and statutory tax rate	462,692	214,550	566,649	19,118
Expenses disallowed (added) by tax regulations	5,692	(2,190)	10,185	344
Temporary difference not recognized as deferred tax assets	6,522	1,306	(85,168)	(2,873)
Tax exempted (income) expenses by tax regulation	(13,483)	12,057	(256,788)	(8,664)
Taxable loss not recognized as deferred tax assets	25,737	54,012	—	—
Effect of different tax rates in countries in which the Group operates	3,100	10,451	1,040	35
Withholding tax	249,170	57,337	—	—
Prior year income tax (over) under estimation	(1,732)	4,527	67,885	2,290
Income tax (benefit) on unappropriated retained earnings	198,157	(174,930)	246,684	8,322

Income tax expense reported in the consolidated statements of comprehensive income	935,855	177,120	550,487	18,572

c)	The details of deferred tax assets (liabilities) are as follows:

	January 1,	Profit and (loss)	Other comprehensive income	December 31,	December 31,
	NT$000	NT$000	NT$000	NT$000	US$000
Year of 2016
Deferred tax assets
Unrealized exchange losses	(5,843)	5,843	—	—
Inventories	14,823	11,501	—	26,324
Property, plant and equipment	3,672	77,197	—	80,869
Deferred income	50,423	(9,129)	—	41,294
Provisions	16,473	(5,241)	—	11,232
Net defined benefit liability, non-current	86,719	(4,007)	7,375	90,087

Deferred tax assets	166,267	76,164	7,375	249,806

Deferred tax liabilities
Unrealized exchange gains	—	(14,155)	—	(14,155)
Property, plant and equipment	—	(78,388)	—	(78,388)

Deferred tax liabilities	—	(92,543)	—	(92,543)

Year of 2017
Deferred tax assets
Unrealized exchange losses	—	8,167	—	8,167	276
Inventories	26,324	(17,192)	—	9,132	308
Property, plant and equipment	80,869	(25,375)	—	55,494	1,872
Deferred income	41,294	(1,809)	—	39,485	1,332
Provisions	11,232	10,411	—	21,643	730
Net defined benefit liability, non-current	90,087	(2,994)	(8,642)	78,451	2,647

Deferred tax assets	249,806	(28,792)	(8,642)	212,372	7,165

Deferred tax liabilities
Unrealized exchange gains	(14,155)	14,155	—	—	—
Property, plant and equipment	(78,388)	(95,905)	—	(174,293)	(5,880)

Deferred tax liabilities	(92,543)	(81,750)	—	(174,293)	(5,880)

d)	The Company has not recognized deductible and taxable temporary differences associated with investments as deferred tax assets and liabilities. As of December 31, 2017, the amounts of deductible and taxable temporary differences unrecognized as deferred tax assets and liabilities were NT$28,584 thousand (US$964 thousand) and NT$920,943 thousand (US$31,071 thousand), respectively. As of December 31, 2016, the amount of deductible temporary differences unrecognized as deferred tax assets was NT$534,568 thousand.

e)	The Company’s income tax returns through 2015 have been assessed and approved by the Tax Authority.

f)	The Company’s unappropriated retained earnings were all generated in and after 1998.

g)	The balance of the imputation tax credit account was NT$1,192,119 thousand as of December 31, 2016 and the creditable tax rate was 20.48%. With the abolishment of the imputation tax system under the amendments to the Income Tax Act promulgated in February 2018, the information on the balance of the imputation tax credit account as of December 31, 2017, is no longer disclosed. Please refer to Note 37.